RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 7) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	(2,364)	(1,434)
Level 3
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	149	(164)
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	(7)
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	2.95
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	4.31
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	3.57
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	1
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	77.31
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	83.90
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	83.58
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	48
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	0.50
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	1.33
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	0.70
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	(144)
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	33.25
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	76.84
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	54.44
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	(22)
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	1.79
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	4.85
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	3.39
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	123
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	33.71
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	107.48
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	62.95
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	26
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	0.07
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	1.40
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price	0.81
Option model valuation technique | Level 3 | Commodity Options | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	36
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	27.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	40.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	32.00%
Option model valuation technique | Level 3 | Commodity Options | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	88
Option model valuation technique | Level 3 | Commodity Options | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	19.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	94.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	39.00%